Separate Financial Information of Guarantor Subsidiaries Statement of Cash Flows (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$ 32,123	$ 33,282	$ 57,878	$ 45,232	$ 59,362
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	(16,239)	(22,499)	(26,526)	(24,780)	(19,583)
Proceeds from Collection of Notes Receivable	500	0
Proceeds from Disposals of Property, Plant and Equipment	2,456	559	615	336	291
Payments for Advance to Affiliate	(1,500)	0
Acquisition of Businesses, Net of Cash Acquired	(354,073)	(12,358)	(12,933)	0	0
Issuance of Long-Term Note Receivable			(2,000)	0	0
Payments to Acquire Intangible Assets	(2,500)	0
Proceeds from Sale of Business	0	285	285	1,185	1,416
Change in Investments in Subsidiaries	0	0	0		0
Loan Borrowings (Payments) from Subsidiaries	0	0	0	0	0
Decrease (Increase) in Restricted Cash	(133)	116	116	(322)	6
Net Cash Used for Investing Activities	(371,489)	(33,897)	(40,443)	(23,581)	(17,870)
Proceeds from Short-term Debt	300,000	0
FINANCING ACTIVITIES
Loan Borrowings (Payments) from Parent	0	0	0	0	0
Change in Subsidiary Equity	0	0	0		0
Payments of Short-term Debt	(300,000)	0	0	0	(1,500)
Payments of Long-Term Debt	(81,262)	(3,452)	(3,460)	(3,445)	(2,016)
Proceeds from Issuance of Long-term Debt	440,000	15,000	15,000	0	0
Purchases of Common Stock	0	(12,762)	(12,762)	(45,998)	(14,097)
Payments of Debt Issuance Costs	(16,465)	0
Proceeds from Issuances of Common Stock	4,728	2,893	5,271	1,677	2,269
Excess Tax Benefit on Stock Plans	0	447	686	859	1,793
Dividends Paid	(11,204)	(10,583)	(14,293)	(14,498)	(14,487)
Net Cash Used for Financing Activities	335,797	(8,457)	(9,558)	(61,405)	(28,038)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	1,483	55	(1,144)	(1,908)	(1,476)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,086)	(9,017)	6,733	(41,662)	11,978
Cash and Cash Equivalents at Beginning of Year	58,033	51,300	51,300	92,962	80,984
CASH AND CASH EQUIVALENTS AT END OF YEAR	55,947	42,283	58,033	51,300	92,962
Parent
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	(555)	22,414	44,147	40,764	48,487
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	(7,400)	(18,652)	(21,507)	(19,149)	(15,812)
Proceeds from Collection of Notes Receivable	0
Proceeds from Disposals of Property, Plant and Equipment	17	316	377	32	45
Payments for Advance to Affiliate	0
Acquisition of Businesses, Net of Cash Acquired	(304)	0	0
Issuance of Long-Term Note Receivable			0
Payments to Acquire Intangible Assets	(2,500)
Proceeds from Sale of Business		0	0	0	0
Change in Investments in Subsidiaries	(193,639)	(3,000)	(19,594)		(2,400)
Loan Borrowings (Payments) from Subsidiaries	(159,780)	(7,964)	8,690	268	3,123
Decrease (Increase) in Restricted Cash	0	0	0	0	0
Net Cash Used for Investing Activities	(363,606)	(29,300)	(32,034)	(18,849)	(15,044)
Proceeds from Short-term Debt	300,000
FINANCING ACTIVITIES
Loan Borrowings (Payments) from Parent	0	0	0	0	0
Change in Subsidiary Equity	0	0	0		0
Payments of Short-term Debt	(300,000)				0
Payments of Long-Term Debt	(81,143)	(3,429)	(3,429)	(3,435)	(2,000)
Proceeds from Issuance of Long-term Debt	440,000	15,000	15,000
Purchases of Common Stock		(12,762)	(12,762)	(45,998)	(14,097)
Payments of Debt Issuance Costs	(16,465)
Proceeds from Issuances of Common Stock	4,728	2,893	5,271	1,677	2,269
Excess Tax Benefit on Stock Plans		447	686	859	1,793
Dividends Paid	(11,204)	(10,583)	(14,293)	(14,498)	(14,487)
Net Cash Used for Financing Activities	335,916	(8,434)	(9,527)	(61,395)	(26,522)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(68)	(298)	64	79	300
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(28,313)	(15,618)	2,650	(39,401)	7,221
Cash and Cash Equivalents at Beginning of Year	38,484	35,834	35,834	75,235	68,014
CASH AND CASH EQUIVALENTS AT END OF YEAR	10,171	20,216	38,484	35,834	75,235
Guarantor Subsidiaries
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	798	473	239	0	0
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	0	(13)	(13)	0	0
Proceeds from Collection of Notes Receivable	0
Proceeds from Disposals of Property, Plant and Equipment	0	0	0	0	0
Payments for Advance to Affiliate	0
Acquisition of Businesses, Net of Cash Acquired	0	(10,964)	(11,539)
Issuance of Long-Term Note Receivable			0
Payments to Acquire Intangible Assets	0
Proceeds from Sale of Business		0	0	0	0
Change in Investments in Subsidiaries	0	0	0		0
Loan Borrowings (Payments) from Subsidiaries	0	0	0	0	0
Decrease (Increase) in Restricted Cash	0	0	0	0	0
Net Cash Used for Investing Activities	0	(10,977)	(11,552)	0	0
Proceeds from Short-term Debt	0
FINANCING ACTIVITIES
Loan Borrowings (Payments) from Parent	0	7,964	7,969	0	0
Change in Subsidiary Equity	0	3,000	3,570		0
Payments of Short-term Debt	0				0
Payments of Long-Term Debt	0	0	0	0	0
Proceeds from Issuance of Long-term Debt	0	0	0
Purchases of Common Stock		0	0	0	0
Payments of Debt Issuance Costs	0
Proceeds from Issuances of Common Stock	0	0	0	0	0
Excess Tax Benefit on Stock Plans		0	0	0	0
Dividends Paid	0	0	0	0	0
Net Cash Used for Financing Activities	0	10,964	11,539	0	0
Effect of Exchange Rate Changes on Cash and Cash Equivalents	0	0	0	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	798	460	226	0	0
Cash and Cash Equivalents at Beginning of Year	226	0	0	0	0
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,024	460	226	0	0
Non-Guarantor Subsidiaries
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	31,880	10,395	14,090	4,928	11,590
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	(8,839)	(3,834)	(5,006)	(5,631)	(3,771)
Proceeds from Collection of Notes Receivable	500
Proceeds from Disposals of Property, Plant and Equipment	2,439	243	238	304	246
Payments for Advance to Affiliate	(1,500)
Acquisition of Businesses, Net of Cash Acquired	(353,769)	(1,394)	(1,394)
Issuance of Long-Term Note Receivable			(2,000)
Payments to Acquire Intangible Assets	0
Proceeds from Sale of Business		285	285	1,185	1,416
Change in Investments in Subsidiaries	0	0	0		0
Loan Borrowings (Payments) from Subsidiaries	0	0	0	0	0
Decrease (Increase) in Restricted Cash	(133)	116	116	(322)	6
Net Cash Used for Investing Activities	(361,302)	(4,584)	(7,761)	(4,464)	(2,103)
Proceeds from Short-term Debt	0
FINANCING ACTIVITIES
Loan Borrowings (Payments) from Parent	159,780	0	(16,659)	(268)	(3,123)
Change in Subsidiary Equity	193,639	0	16,024		2,400
Payments of Short-term Debt	0				(1,500)
Payments of Long-Term Debt	(119)	(23)	(31)	(10)	(16)
Proceeds from Issuance of Long-term Debt	0	0	0
Purchases of Common Stock		0	0	0	0
Payments of Debt Issuance Costs	0
Proceeds from Issuances of Common Stock	0	0	0	0	0
Excess Tax Benefit on Stock Plans		0	0	0	0
Dividends Paid	0	0	(598)	(460)	(715)
Net Cash Used for Financing Activities	353,300	(23)	(1,264)	(738)	(2,954)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	1,551	353	(1,208)	(1,987)	(1,776)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	25,429	6,141	3,857	(2,261)	4,757
Cash and Cash Equivalents at Beginning of Year	19,323	15,466	15,466	17,727	12,970
CASH AND CASH EQUIVALENTS AT END OF YEAR	44,752	21,607	19,323	15,466	17,727
Eliminations
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	0	0	(598)	(460)	(715)
INVESTING ACTIVITIES
Purchases of Property, Plant and Equipment	0	0	0	0	0
Proceeds from Collection of Notes Receivable	0
Proceeds from Disposals of Property, Plant and Equipment	0	0	0	0	0
Payments for Advance to Affiliate	0
Acquisition of Businesses, Net of Cash Acquired	0	0	0
Issuance of Long-Term Note Receivable			0
Payments to Acquire Intangible Assets	0
Proceeds from Sale of Business		0	0	0	0
Change in Investments in Subsidiaries	193,639	3,000	19,594		2,400
Loan Borrowings (Payments) from Subsidiaries	159,780	7,964	(8,690)	(268)	(3,123)
Decrease (Increase) in Restricted Cash	0	0	0	0	0
Net Cash Used for Investing Activities	353,419	10,964	10,904	(268)	(723)
Proceeds from Short-term Debt	0
FINANCING ACTIVITIES
Loan Borrowings (Payments) from Parent	(159,780)	(7,964)	8,690	268	3,123
Change in Subsidiary Equity	(193,639)	(3,000)	(19,594)		(2,400)
Payments of Short-term Debt	0				0
Payments of Long-Term Debt	0	0	0	0	0
Proceeds from Issuance of Long-term Debt	0	0	0
Purchases of Common Stock		0	0	0	0
Payments of Debt Issuance Costs	0
Proceeds from Issuances of Common Stock	0	0	0	0	0
Excess Tax Benefit on Stock Plans		0	0	0	0
Dividends Paid	0	0	598	460	715
Net Cash Used for Financing Activities	(353,419)	(10,964)	(10,306)	728	1,438
Effect of Exchange Rate Changes on Cash and Cash Equivalents	0	0	0	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0	0	0	0
Cash and Cash Equivalents at Beginning of Year	0	0	0	0	0
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 0	$ 0	$ 0	$ 0	$ 0